RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Notes to Financial Statements
NOTE 8. RELATED PARTY TRANSACTIONS

As of December 31, 2016 and September 30, 2016, the Company owed $27,637 to a company affiliated through common ownership for the expenses the related party paid on the Company’s behalf and services performed by the related party.

Our Chairman of the Board, Leonard Mazur, is the cofounder and Vice Chairman of Akrimax Pharmaceuticals, LLC (“Akrimax”), a privately held pharmaceutical company specializing in producing cardiovascular and general pharmaceutical products (see Note 3).

Our Chairman of the Board, Leonard Mazur, and our Chief Executive Officer, Myron Holubiak, were co-founders and significant shareholders in LMB. In connection with the acquisition of LMB, our Chairman purchased an additional 5,000,000 shares of the Company.

The Company has outstanding debt due to Leonard Mazur and Myron Holubiak (see Note 4).

General and administrative expense for each of the three months ended December 31, 2016 and 2015 includes $12,000 paid to a financial consultant who is a stockholder of the Company.

The Company’s headquarters were previously located in Maynard, MA in the office space of a company affiliated through common ownership. In connection with the March 30, 2016 acquisition of LMB, the Company moved its principal executive offices to Cranford, NJ. The Company did not record any revenue or expense related to the use of the Maynard, MA office space as management has determined the usage to be immaterial and the affiliate has not charged for the usage.

As of September 30, 2016 and 2015, the Company owed $27,637 and $70,386, respectively, to a company affiliated through common ownership for the expenses the related party paid on the Company’s behalf and services performed by the related party.

Our Chairman of the Board, Leonard Mazur, is the cofounder and Vice Chairman of Akrimax Pharmaceuticals, LLC (“Akrimax”), a privately held pharmaceutical company specializing in producing cardiovascular and general pharmaceutical products (see Note 3).

Our Chairman of the Board, Leonard Mazur, and our Chief Executive Officer, Myron Holubiak, are co-founders and were significant shareholders in LMB. In connection with the acquisition of LMB, our Chairman purchased an additional 5,000,000 shares of the Company.